20. Income Taxes (Details - Tax reconciliation) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Provision for income taxes at U.S. Federal statutory rate	$ (1,219)	$ (3,161)	$ (1,219)
State taxes, net of federal benefit	(411)	(944)	(168)
Foreign taxes at different rate	458	314	902
Non-deductible expenses	211	(936)	(231)
Tax law changes	0	0	188
Valuation allowance	2,150	6,463	45,870
Other	(743)	(209)	0
Disposition of subsidiaries	0	0	(45,193)
Share Based Compensation	12	12	579
Gain on debt modification	0	0	(396)
Reversal of tax penalty	0	(1,447)	0
Total provision for income taxes	$ 458	$ 92	$ 332